SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accounts Payable and Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts payable:
Overseas	$ 5,178	$ 3,273
In Israel	2,616	1,220
Trade	7,794	4,493
Other:
Accrued expenses	727	792
Accrual for vacation and recreation pay	253	287
Payroll and related expenses	293	270
Other	7	14
Other	$ 1,280	$ 1,363